PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 9 - PROPERTY AND EQUIPMENT

The movements in property and equipment and related accumulated depreciation during the years ended 31 December 2021 and 2020 were as follows:

	1 January			31 December
	2021	Additions	Disposals	2021

Cost:
Motor vehicles	1,136	1,021	(31)	2,126
Furniture and fixtures (*)	79,774	44,167	(1,419)	122,522
Leasehold improvements	26,985	8,403	—	35,388
Advances given	648	—	(648)	—

Total	108,543	53,591	(2,098)	160,036

Accumulated depreciation:
Motor vehicles	(229)	(273)	31	(471)
Furniture and fixtures	(38,720)	(14,392)	1,039	(52,073)
Leasehold improvements	(12,644)	(4,308)	—	(16,952)

Total	(51,593)	(18,973)	1,070	(69,496)

Net book value	56,950			90,540
(*)	Addition of furniture and fixtures mainly comprise of purchased computers and machine equipment investments in our operation center.

	1 January			31 December
	2020	Additions	Disposals	2020

Cost:
Motor vehicles	398	790	(52)	1,136
Furniture and fixtures	55,395	24,400	(21)	79,774
Leasehold improvements	25,087	1,898	—	26,985
Advances given	—	648	—	648

Total	80,880	27,736	(73)	108,543

Accumulated depreciation:
Motor vehicles	(135)	(132)	38	(229)
Furniture and fixtures	(29,917)	(8,818)	15	(38,720)
Leasehold improvements	(9,166)	(3,478)	—	(12,644)

Total	(39,218)	(12,428)	53	(51,593)

Net book value	41,662			56,950

There is no collateral, pledge or mortgage on tangible assets as of 31 December 2021 (2020: None).